Background Information	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background Information

1.	Background Information

Option Therapeutics Inc. (the “Company”) was incorporated under the law of the state of Delaware on May 1, 2025 as a wholly-owned subsidiary of BioVie Inc. (“Parent”). The Company will commence operations upon the effective date of the Initial Public Offering (“IPO”). The Company is a clinical-stage company developing innovative drug therapies to overcome unmet medical needs in chronic debilitating conditions in advanced liver disease. As of December 31, 2025, the Company is authorized to issue 100 shares of its common stock at a par value of $0.001, and 100 shares are issued and outstanding, all owned by Parent.

The Parent has been developing the Company’s investigational drug candidate BIV201 (continuous infusion terlipressin), which was granted both FDA Fast Track designation status and FDA Orphan Drug Status, is being evaluated as a treatment option for patients suffering from ascites and other life-threatening complications of advanced liver cirrhosis caused by non-alcoholic steatohepatitis (NASH), hepatitis, and alcoholism. The initial target for BIV201 therapy was refractory ascites.

After receiving guidance from the FDA regarding the design of Phase 3 clinical testing of BIV201 for the treatment of patients with cirrhosis and ascites, the Company is now targeting a broader ascites patient population. The Company is currently finalizing the protocol design for the Phase 3 study of BIV201 with a focus on demonstrating clinical benefit through a composite primary endpoint of complications and disease progression in patients with cirrhosis and ascites who have recently recovered from acute kidney injury (“AKI”). This patient population is not limited to those having refractory ascites. BIV201 is administered as a patent-pending liquid formulation with patents issued in United States, China, Japan, Chile and India to date.

In June 2021, the Parent initiated a Phase 2 study (NCT04112199) designed to evaluate the efficacy of BIV201 (terlipressin, administered by continuous infusion for two 28-day treatment cycles) combined with standard-of-care (“SOC”), compared to SOC alone, for the treatment of refractory ascites. The primary endpoints of the study are the incidence of ascites-related complications and change in ascites fluid accumulation during treatment compared to a pre-treatment period. By October 2022, there were 15 patients enrolled for treatment and the last patient completed treatment in May 2023.

In March 2023, enrollment was paused and that data from the first 15 patients treated with BIV201 plus SOC appeared to show at least a 30% reduction in ascites fluid during the 28 days after treatment initiation compared to the 28 days prior to treatment. The change in ascites volume was significantly different from those patients receiving SOC treatment. Patients who completed the treatment with BIV201 experienced a 53% reduction in ascites fluid, which was sustained (43% reduction) during the three months after treatment initiation as compared to the three-month pre-treatment period.

The BIV201 development program was initiated by LAT Pharma LLC. On April 11, 2016, BioVie Inc. (“BioVie”) acquired LAT Pharma LLC and the rights to its BIV201 development program and currently owns all development and marketing rights to this drug candidate. Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016, between predecessor entities, LAT Pharma LLC and NanoAntibiotics, Inc., BioVie is obligated to pay a 5% royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc. Pursuant to the separation agreement to be entered into between the Company and BioVie upon completion of the initial public offering, the Company will assume the royalty agreement and will be obligated to pay the 5% royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc.

1.	Background Information

Option Therapeutics Inc. (the “Company”) was incorporated under the law of the state of Delaware on May 1, 2025 as a wholly-owned subsidiary of BioVie Inc. (“Parent”). The Company will commence operations upon the effective date of the Initial Public Offering (“IPO”). The Company is a clinical-stage company developing innovative drug therapies to overcome unmet medical needs in debilitating and life-threatening conditions in advanced liver disease. As of June 30, 2025, the Company is authorized to issue 100 shares of its common stock, and 100 shares are issued and outstanding, all owned by Parent.

The Parent has been developing the Company’s investigational drug candidate BIV201 (continuous infusion terlipressin), which was granted both FDA Fast Track designation status and FDA Orphan Drug Status, is being evaluated as a treatment option for patients suffering from ascites and other life-threatening complications of advanced liver cirrhosis caused by metabolic dysfuncion-associated steatohepatitis, hepatitis, and alcoholism. The initial target for BIV201 therapy was refractory ascites.

After receiving guidance from the FDA regarding the design of Phase 3 clinical testing of BIV201 for the treatment of patients with cirrhosis and ascites, the Company is now targeting a broader ascites patient population. The Company is currently finalizing the protocol design for the Phase 3 study of BIV201 with a focus on demonstrating clinical benefit through a composite primary endpoint of complications and disease progression in patients with cirrhosis and ascites who have recently recovered from acute kidney injury. This patient population is not limited to those having refractory ascites. BIV201 is administered as a patent-pending liquid formulation with patents issued in United States, China, Japan, Chile and India to date.

In June 2021, the Parent initiated a Phase 2b study (NCT04112199) designed to evaluate the efficacy of BIV201 (terlipressin, administered by continuous infusion for two 28-day treatment cycles) combined with standard-of-care (“SOC”), compared to SOC alone, for the treatment of refractory ascites. The primary endpoints of the study are the incidence of ascites-related complications and change in ascites fluid accumulation during treatment compared to a pre-treatment period. By October 2022, there were 15 patients enrolled for treatment and the last patient completed treatment in May 2023.

In March 2023, enrollment was paused and that data from the first 15 patients treated with BIV201 plus SOC appeared to show at least a 30% reduction in ascites fluid during the 28 days after treatment initiation compared to the 28 days prior to treatment. The change in ascites volume was significantly different from those patients receiving SOC treatment. Patients who completed the treatment with BIV201 experienced a 53% reduction in ascites fluid, which was sustained (43% reduction) during the three months after treatment initiation as compared to the three-month pre-treatment period.

The BIV201 development program was initiated by LAT Pharma LLC (“LAT Pharma”). On April 11, 2016, BioVie Inc. (“BioVie”) acquired LAT Pharma and the rights to its BIV201 development program and currently owns all development and marketing rights to this drug candidate. Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016, between predecessor entities, LAT Pharma and NanoAntibiotics, Inc. (the “LAT Pharma Agreement”), BioVie is obligated to pay a low single digit royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc. Pursuant to the Separation Agreement to be entered into between the Company and BioVie upon completion of the initial public offering, the Company will assume the royalty agreement and will be obligated to pay the low single digit royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc.